Consolidated Statement of Stockholders Equity (Deficit) (USD $)	Common Stock	Preferred Stock	Additional Paid-In Capital	Noncontrolling Interest	Deficit Accumulated During Development Stage	Total
Beginning balance, value at Dec. 31, 2011	$ 169	$ 475	$ 81,666,333	$ 787,477	$ (85,508,957)	$ (3,054,503)
Beginning balance, shares at Dec. 31, 2011	1,694,761	4,750,000
Issuance of common stock and warrants for cash, shares issued	68,056
Issuance of common stock and warrants for cash, value	7		131,993			132,000
Convertible promissory notes converted to shares, including noncash interest, shares issued	781,244
Convertible promissory notes converted to shares, including noncash interest, value	78		692,422			692,500
Satisfaction of liabilities, issuance of common stock, shares issued	516,667
Satisfaction of liabilities, issuance of common stock, value	52		154,948			155,000
Issuance of common shares for services, shares issued	66,941
Issuance of common shares for services, value	7		567,636			567,643
Cancellation of preferred shares, shares	(10,768)	(154,587)
Cancellation of preferred shares, value	(1)	(15)	16
Fair value of options granted to employees and consultants			195,500			195,500
Exchange of common stock purchase options and warrants for preferred stock, shares issued		1,620,030
Exchange of common stock purchase options and warrants for preferred stock, value		162	(162)
Conversion to Secured Revolving Credit Note, shares issued		3,500,000
Conversion to Secured Revolving Credit Note, value		350	251,650			252,000
Imputed interest on notes payable - consultants			57,405			57,405
Derivative liability on consultants notes			107,000			107,000
Beneficial conversion feature			3,638,100			3,638,100
Net loss attributable to noncontrolling interest				(89,080)		(89,080)
Net loss					(6,850,634)	(6,850,634)
Ending balance, value at Dec. 31, 2012	312	972	87,462,841	698,397	(92,359,591)	(4,197,069)
Ending balance, shares at Dec. 31, 2012	3,116,901	9,715,443
Convertible promissory notes converted to shares, including noncash interest, shares issued	14,110,351
Convertible promissory notes converted to shares, including noncash interest, value	1,411		1,601,696			1,603,107
Satisfaction of liabilities, issuance of common stock, shares issued	230,000
Satisfaction of liabilities, issuance of common stock, value	23		41,977			42,000
Issuance of common shares for services, shares issued	2,500
Issuance of common shares for services, value			43,350			43,350
Fair value of options granted to employees and consultants			1,442,844			1,442,844
Imputed interest on notes payable - consultants			109,789			109,789
Derivative liability on conversions			1,018,462			1,018,462
Fair value of debt discount on various issuances			2,593,381			2,593,381
Beneficial conversion feature			294,907			294,907
Issuance of VGE shares for services				60,000		60,000
Net loss attributable to noncontrolling interest				(59,476)		(59,476)
Net loss					(7,419,722)	(7,419,722)
Ending balance, value at Dec. 31, 2013	$ 1,746	$ 972	$ 94,609,247	$ 698,921	$ (99,779,313)	$ (4,468,427)
Ending balance, shares at Dec. 31, 2013	17,459,752	9,715,443